PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
Provision for onerous contracts [Abstract]
Disclosure of detailed information about provision for onerous contract [Text Block]

	2019	2018
	US$’000	US$’000

Provision for losses on investment in joint ventures (i)	554	765
Provision for onerous contracts (ii)	405	813
	959	1,578

(i)	The joint venture, Island Bulk Carriers, generated profits during 2019 and the Group has reversed provisions of $211,000 representing the reduction of the Group’s share of the joint venture losses.

(ii)	Provision for onerous contracts represents the present value of the future charter payments of short-term leases that the Group is presently obligated to make under non-cancellable onerous operating charter agreements and contracts of affreightment, less charter revenue expected to be earned on the charter. The estimate may vary as a result of changes to ship running costs and charter and freight revenue. E xcept for short-term onerous contracts when the effect of discounting is immaterial, t he rate used to discount the future charter payments is 7.61% (2018: 8.33%).

Disclosure of detailed information about analysis of provision for onerous contract Text block [Text Block]
Analysis of provision for onerous contracts:
Balance at 1 January	813	1,270
Released to profit or loss	(408)	(457)
Balance at 31 December	405	813